Schedule of Mortgage Notes Payable Related to Acquisition (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Balance
Debt acquired in acquisition		$ 67,262
Repayments	(1,341)	(33,490)
Balance	19,482,659
Victorville [Member]
Debt acquired in acquisition	9,492,000
Rancho Mirage [Member]
Debt acquired in acquisition	$ 9,992,000